Comparison of Fair Values and Carrying Values of Financial Instruments (Parenthetical) (Detail) (INR) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, at cost	630.1	578.8